                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

        PERIODIC FEES AND EXPENSES TABLE
        CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
        SEPARATE ACCOUNT ANNUAL EXPENSES
        (referred to as Separate Account Product Charges)
        (as a percentage of average account value)
         Mortality and Expense Charge*                     1.25%
         Administration Expense Charge                     0.15%
                                                           -----
         Total Separate Account Product Charges            1.40%

* For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A) and in excess of 0.58% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.28%   1.60%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                       Distribution             Acquired  Total     Contractual    Net Total
                                                       and/or                   Fund Fees Annual    Fee Waiver     Annual
                                            Management Service (12b-1) Other    and       Operating and/or Expense Operating
                                            Fee        Fees            Expenses Expenses* Expenses  Reimbursement  Expenses**
------------------------------------------------------------------------------------------------------------------------------

 AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE
 FUNDS)-- SERIES I
 Invesco V.I.
   International
   Growth Fund                                0.71%            --       0.33%     0.02%     1.06%          --        1.06%

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Equity-Income
   Portfolio                                  0.46%         0.25%       0.12%        --     0.83%          --        0.83%
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 1
 Templeton Foreign
   Securities Fund                            0.64%            --       0.15%     0.02%     0.81%       0.01%        0.80%/1/
MET INVESTORS
 SERIES TRUST
 Clarion Global
   Real Estate
   Portfolio
   -- Class A                                 0.64%            --       0.09%        --     0.73%          --        0.73%
 Invesco Small Cap
   Growth Portfolio
   -- Class A                                 0.86%            --       0.04%        --     0.90%          --        0.90%
 Lazard Mid Cap
   Portfolio --
   Class A                                    0.70%            --       0.04%        --     0.74%          --        0.74%
 Legg Mason
   ClearBridge
   Aggressive
   Growth Portfolio
   -- Class A                                 0.64%            --       0.03%        --     0.67%          --        0.67%
 Legg Mason Value
   Equity Portfolio
   -- Class B                                 0.64%         0.25%       0.07%        --     0.96%          --        0.96%
 Lord Abbett Bond
   Debenture
   Portfolio --
   Class A                                    0.51%            --       0.04%        --     0.55%          --        0.55%
 Lord Abbett Growth
   and Income
   Portfolio --
   Class A                                    0.53%            --       0.03%        --     0.56%          --        0.56%
 Lord Abbett Mid
   Cap Value
   Portfolio --
   Class A                                    0.68%            --       0.08%        --     0.76%          --        0.76%
 MFS(R) Emerging
   Markets Equity
   Portfolio --
   Class A                                    0.99%            --       0.18%        --     1.17%          --        1.17%
 MFS(R) Research
   International
   Portfolio --
   Class A                                    0.71%            --       0.10%        --     0.81%          --        0.81%
 Morgan Stanley Mid
   Cap Growth
   Portfolio --
   Class A                                    0.70%            --       0.20%        --     0.90%          --        0.90%
 Oppenheimer
   Capital
   Appreciation
   Portfolio --
   Class A                                    0.60%            --       0.07%        --     0.67%          --        0.67%
 PIMCO Total Return
   Portfolio --
   Class A                                    0.48%            --       0.04%        --     0.52%          --        0.52%
 Pioneer Fund
   Portfolio --
   Class A                                    0.66%            --       0.08%        --     0.74%          --        0.74%
 T. Rowe Price Mid
   Cap Growth
   Portfolio --
   Class B                                    0.75%         0.25%       0.04%        --     1.04%          --        1.04%
 Third Avenue Small
   Cap Value
   Portfolio --
   Class B                                    0.74%         0.25%       0.04%        --     1.03%          --        1.03%
 Van Kampen
   Comstock
   Portfolio --
   Class B                                    0.61%         0.25%       0.03%        --     0.89%          --        0.89%
METROPOLITAN SERIES
 FUND, INC.
 Artio
   International
   Stock Portfolio
   -- Class B                                 0.83%         0.25%       0.13%     0.03%     1.24%       0.03%        1.21%/2/
 BlackRock Bond
   Income Portfolio
   -- Class A                                 0.38%            --       0.05%        --     0.43%       0.03%        0.40%/3/
 BlackRock Legacy
   Large Cap Growth
   Portfolio --
   Class A                                    0.73%            --       0.10%        --     0.83%       0.01%        0.82%/4/
 BlackRock Money
   Market Portfolio
   -- Class A                                 0.32%            --       0.02%        --     0.34%       0.01%        0.33%/5/
 Davis Venture
   Value Portfolio
   -- Class E                                 0.71%         0.15%       0.03%        --     0.89%       0.05%        0.84%/6/
 Jennison Growth
   Portfolio --
   Class B                                    0.62%         0.25%       0.04%        --     0.91%       0.04%        0.87%/7/
 Loomis Sayles
   Small Cap Growth
   Portfolio --
   Class B                                    0.90%         0.25%       0.45%        --     1.60%       0.05%        1.55%/8/
 MetLife Stock
   Index Portfolio
   -- Class A                                 0.25%            --       0.03%        --     0.28%       0.01%        0.27%/9/
 Neuberger Berman
   Genesis
   Portfolio
   -- Class B                                 0.85%         0.25%       0.09%        --     1.19%       0.03%        1.16%/10/

                                                     Distribution             Acquired  Total     Contractual    Net Total
                                                     and/or                   Fund Fees Annual    Fee Waiver     Annual
                                          Management Service (12b-1) Other    and       Operating and/or Expense Operating
                                          Fee        Fees            Expenses Expenses* Expenses  Reimbursement  Expenses**
----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Large Cap Growth
   Portfolio -- Class A                     0.60%            --       0.07%        --     0.67%          --        0.67%
  T. Rowe Price Small Cap Growth
   Portfolio -- Class A                     0.51%            --       0.11%        --     0.62%          --        0.62%
  Western Asset Management
   Strategic Bond Opportunities
   Portfolio -- Class A                     0.62%            --       0.07%        --     0.69%       0.04%        0.65%/11/
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
  High Yield Portfolio                      0.60%            --       0.16%        --     0.76%          --        0.76%
  Low Duration Portfolio                    0.50%            --       0.17%        --     0.67%          --        0.67%
PUTNAM VARIABLE TRUST -- CLASS IA
  Putnam VT Vista Fund                      0.59%            --       0.20%     0.01%     0.80%          --        0.80%/12/
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund                    0.90%            --       0.23%     0.01%     1.14%       0.06%        1.08%/13/
  Core Bond Fund                            0.55%            --       0.18%     0.01%     0.74%       0.07%        0.67%/14/
  Multi-Style Equity Fund                   0.73%            --       0.13%     0.01%     0.87%          --        0.87%
  Non-U.S. Fund                             0.90%            --       0.22%     0.02%     1.14%       0.06%        1.08%/13/
  Real Estate Securities Fund               0.80%            --       0.17%        --     0.97%          --        0.97%
MET INVESTORS SERIES TRUST -- CLASS B
  MetLife Aggressive Strategy Portfolio     0.10%         0.25%       0.02%     0.73%     1.10%       0.02%        1.08%/15/
  MetLife Balanced Strategy Portfolio       0.06%         0.25%          --     0.66%     0.97%          --        0.97%/16/
  MetLife Defensive Strategy Portfolio      0.07%         0.25%       0.03%     0.56%     0.91%          --        0.91%/16/
  MetLife Growth Strategy Portfolio         0.06%         0.25%          --     0.73%     1.04%          --        1.04%/16/
  MetLife Moderate Strategy Portfolio       0.07%         0.25%          --     0.65%     0.97%          --        0.97%/16/
  SSgA Growth and Income ETF Portfolio      0.33%         0.25%       0.07%     0.21%     0.86%       0.03%        0.83%/17/
  SSgA Growth ETF Portfolio                 0.33%         0.25%       0.10%     0.22%     0.90%       0.03%        0.87%/18/

--------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1 /The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
/2 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
/3 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/4 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/5 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/6 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/7 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
/8 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million. /9 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/10 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.
/11/ MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

/12/ Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.
/13 /Effective May 1, 2010 through April 30, 2011, Russell Investment Management Company has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
/14/ Effective May 1, 2010 through April 30, 2011, Russell Investment Management Company has contractually agreed to waive 0.07% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
/15/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/16 /The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
/17 /The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.
/18 /The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.
INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth
   Fund)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

 Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the contract:

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser of Met Investors Series

Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Clarion Global Real Estate Portfolio
 Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth
   Portfolio)
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
   Partners Aggressive Growth Portfolio)
 Legg Mason Value Equity Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth
   Portfolio)
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 SSgA Growth and Income ETF Portfolio (Class B)
 SSgA Growth ETF Portfolio (Class B)
 T. Rowe Price Mid Cap Growth Portfolio (Class B)
 Third Avenue Small Cap Value Portfolio (Class B)
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

 Artio International Stock Portfolio (Class B)
 BlackRock Bond Income Portfolio
 BlackRock Legacy Large Cap Growth Portfolio
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio (Class B)
 Loomis Sayles Small Cap Growth Portfolio (Class B)
 MetLife Stock Index Portfolio
 Neuberger Berman Genesis Portfolio (Class B) (formerly BlackRock Strategic
   Value Portfolio)
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

 High Yield Portfolio
 Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolio is available under the contract:

 Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
 Core Bond Fund
 Multi-Style Equity Fund
 Non-U.S. Fund
 Real Estate Securities Fund

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by

December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

METLIFE INVESTORS

The paragraph relating to the Insurance Marketplace Standards Association appearing in this subsection is deleted.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1,
2002); (b) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1,
2004); (c) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) Alliance-Bernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1,
2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust;
(g) INVESCO Variable Investment Funds, Inc.: the

INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the
T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS (SERIES 1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contracts.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Artio Global Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:

PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: Seeks capital appreciation.

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

AGGRESSIVE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

CORE BOND FUND

INVESTMENT OBJECTIVE: Seeks to provide current income, and as a secondary objective, capital appreciation.

MULTI-STYLE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

NON-U.S. FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and long term capital growth.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital a secondary objective.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)
   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Legg Mason Value Equity Portfolio (Class B)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)
   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Mid Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   Artio International Stock Portfolio (Class B)
   BlackRock Bond Income Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Jennison Growth Portfolio (Class B)
   Loomis Sayles Small Cap Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   Neuberger Berman Genesis Portfolio (Class B)
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   High Yield Portfolio
   Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   T. Rowe Price Mid Cap Growth Portfolio
     (Class A) 5/1/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).